ACQUISITIONS (Pro Forma) (Details) (USD $)	3 Months Ended							6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Limited partners, Common	Mar. 31, 2013 Subordinated units	Mar. 31, 2013 Bison Midstream	Mar. 31, 2012 Bison Midstream	Mar. 31, 2013 Bison Midstream Acquisition-related Costs	Jun. 30, 2013 Bison Midstream Limited partners, Common	Jun. 30, 2013 Bison Midstream General Partner Units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Incremental borrowings on revolving credit facility					$ 200,000,000
Pro forma effect of nonrecurring transaction costs incurred on net income							8,000
Common units paid								1,553,849	31,711
Total Bison Midstream revenues included in consolidated revenues					7,531,000	0
Total Bison Midstream net income (loss) included in consolidated net income					587,000	0
Pro forma total revenues	59,155,000	42,596,000
Pro forma net income	$ 11,853,000	$ 4,294,000
Pro forma EPU, basic and diluted			$ 0.24	$ 0.24